Unaudited Condensed Consolidated Statements of Changes in Stockholders’ (Deficit) Equity - USD ($)	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Preferred Stock Series A	Preferred Stock Series AA	Total
Balance at Jun. 30, 2023	$ 98		$ 445,905	$ (12,188,553)	$ 5,000,000		$ (11,742,550)
Balance (in Shares) at Jun. 30, 2023	978,243				1,203,695	25,277,591
Balance (in Shares) at Jun. 30, 2023
Net loss				(7,311,723)			(7,311,723)
Issuance of common stock for PIPE investment	$ 241		9,999,759				10,000,000
Issuance of common stock for PIPE investment (in Shares)	2,409,638
Issuance of common stock upon completion of business combination	$ 170		(474,147)				(473,977)
Issuance of common stock upon completion of business combination (in Shares)	1,701,232
Transactions cost			(1,801,200)				(1,801,200)
Issuance of series A preferred stock					$ 9,750,000
Issuance of series A preferred stock (in Shares)					2,407,390
Conversion of series A and series AA preferred stock into common stock	$ 2,889		14,747,111		$ (14,750,000)		14,750,000
Conversion of series A and series AA preferred stock into common stock (in Shares)	28,888,675				(3,611,085)	(25,277,591)
Vesting of early exercised stock options	$ 263		12,462				12,725
Vesting of early exercised stock options (in Shares)	2,633,082
Stock-based compensation			1,194,653				1,194,653
Purchase of treasury stock							(354,440)
Purchase of treasury stock (in Shares)		(354,440)
Balance at Jun. 30, 2024	$ 3,661		24,124,543	(19,500,276)			$ 4,273,488
Balance (in Shares) at Jun. 30, 2024	36,610,870
Balance (in Shares) at Jun. 30, 2024		(354,440)					321,794
Balance at Dec. 31, 2023	$ 3,520		24,124,684	(15,079,674)			$ 9,048,530
Balance (in Shares) at Dec. 31, 2023	35,201,232
Balance (in Shares) at Dec. 31, 2023
Net loss				(469,530)			(469,530)
Issuance of common stock for PIPE investment	$ 141		(141)
Issuance of common stock for PIPE investment (in Shares)	1,409,638
Purchase of treasury stock							(84,091)
Purchase of treasury stock (in Shares)		(84,091)
Balance at Mar. 31, 2024	$ 3,661		24,124,543	(15,549,204)			8,494,909
Balance (in Shares) at Mar. 31, 2024	36,610,870
Balance (in Shares) at Mar. 31, 2024		(84,091)
Net loss				(3,951,072)			(3,951,072)
Purchase of treasury stock							(270,349)
Purchase of treasury stock (in Shares)		(270,349)
Balance at Jun. 30, 2024	$ 3,661		24,124,543	(19,500,276)			$ 4,273,488
Balance (in Shares) at Jun. 30, 2024	36,610,870
Balance (in Shares) at Jun. 30, 2024		(354,440)					321,794
Net loss				(3,376,737)			$ (3,376,737)
Purchase of treasury stock							(150,465)
Purchase of treasury stock (in Shares)		(150,465)
Balance at Sep. 30, 2024	$ 3,661		24,124,543	(22,877,013)			746,286
Balance (in Shares) at Sep. 30, 2024	36,610,870
Balance (in Shares) at Sep. 30, 2024		(504,905)
Balance at Jun. 30, 2024	$ 3,661		24,124,543	(19,500,276)			$ 4,273,488
Balance (in Shares) at Jun. 30, 2024	36,610,870
Balance (in Shares) at Jun. 30, 2024		(354,440)					321,794
Net loss				(4,427,027)			$ (4,427,027)
Issuance of common stock through common stock purchase agreement	$ 7		79,484				79,491
Issuance of common stock through common stock purchase agreement (in Shares)	70,000
Stock-based compensation			432,256				432,256
Purchase of treasury stock							(214,477)
Purchase of treasury stock (in Shares)		(214,477)
Balance at Dec. 31, 2024	$ 3,668		24,636,283	(23,927,303)			$ 143,731
Balance (in Shares) at Dec. 31, 2024	36,680,870
Balance (in Shares) at Dec. 31, 2024		(568,917)					486,979
Net loss				(2,104,311)			$ (2,104,311)
Stock-based compensation			159,095				159,095
Purchase of treasury stock							(29,462)
Purchase of treasury stock (in Shares)		(29,462)
Balance at Mar. 31, 2025	$ 3,668		24,795,378	(26,031,614)			(1,830,947)
Balance (in Shares) at Mar. 31, 2025	36,680,870
Balance (in Shares) at Mar. 31, 2025		(598,379)
Balance at Dec. 31, 2024	$ 3,668		24,636,283	(23,927,303)			$ 143,731
Balance (in Shares) at Dec. 31, 2024	36,680,870
Balance (in Shares) at Dec. 31, 2024		(568,917)					486,979
Balance at Sep. 30, 2025	$ 3,828		27,135,769	(36,377,641)			$ (9,836,423)
Balance (in Shares) at Sep. 30, 2025	38,280,870
Balance (in Shares) at Sep. 30, 2025		(598,379)					515,281
Balance at Mar. 31, 2025	$ 3,668		24,795,378	(26,031,614)			$ (1,830,947)
Balance (in Shares) at Mar. 31, 2025	36,680,870
Balance (in Shares) at Mar. 31, 2025		(598,379)
Net loss				(5,544,878)			(5,544,878)
Issuance of common stock for PIPE investment	$ 90		1,121,969				1,122,059
Issuance of common stock for PIPE investment (in Shares)	900,000
Stock-based compensation			159,098				159,098
Balance at Jun. 30, 2025	$ 3,758		26,076,445	(31,576,492)			(6,094,668)
Balance (in Shares) at Jun. 30, 2025	37,580,870
Balance (in Shares) at Jun. 30, 2025		(598,379)
Net loss				(4,801,149)			(4,801,149)
Issuance of common stock for PIPE investment	$ 70		906,903				906,973
Issuance of common stock for PIPE investment (in Shares)	700,000
Stock-based compensation			152,421				152,421
Balance at Sep. 30, 2025	$ 3,828		$ 27,135,769	$ (36,377,641)			$ (9,836,423)
Balance (in Shares) at Sep. 30, 2025	38,280,870
Balance (in Shares) at Sep. 30, 2025		(598,379)					515,281